Note 3 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the Year Ended December 31,
	2014	2013

Net Income	$1,242,000	$702,000

Weighted average shares outstanding – basic	851,866	889,190
Effect of dilutive common stock equivalents	53,455	38,080
Adjusted weighted average shares outstanding – diluted	905,321	927,270

Basic earnings per share	$1.46	$0.79
Diluted earnings per share	$1.37	$0.76